Securities Sold Under Agreements to Repurchase (Tables)	12 Months Ended
Dec. 31, 2019
Brokers And Dealers [Abstract]
Summary of Securities Pledged as Collateral Under Repurchase Agreements

The following table presents detail regarding the securities pledged as collateral under repurchase agreements as of December 31, 2019 and 2018. All of the repurchase agreements are overnight agreements.

	December 31, 2019	December 31, 2018
Securities pledged for repurchase agreements:
U.S. Treasury securities	$810	$861
Obligations of U.S. government agencies	17,864	21,338
Total securities pledged	$18,674	$22,199
Gross amount of recognized liabilities for repurchase agreements	$18,674	$22,199
Amounts related to agreements not included in offsetting disclosures above	$—	$—

Schedule of Securities Sold Under Agreements to Repurchase

Information concerning securities sold under agreements to repurchase was as follows:

	2019	2018	2017
Outstanding balance at year end	$18,674	$22,199	$21,755
Average balance during the year	18,321	18,456	18,234
Average interest rate during the year	0.10%	0.10%	0.10%
Maximum month-end balance during the year	$21,970	$22,199	$23,889
Weighted average interest rate at year end	0.10%	0.10%	0.10%